Northern Lights Fund Trust II

Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Explorer Managed Risk and the Even Keel Traveler Managed Risk Fund, each a series of the Registrant

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the prospectus for the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Explorer Managed Risk and the Even Keel Traveler Managed Risk Fund dated November 21, 2014 that was filed with the Securities and Exchange Commission pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, on November 25, 2014 (SEC Accession No. 0000910472-14-005355).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase